Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 98.0%
Communication Services 21.2%
Altice Financing SA, 144A, 5.0%, 1/15/2028		310,000	301,087
Altice France Holding SA:
144A, 6.0%, 2/15/2028		200,000	190,758
144A, 10.5%, 5/15/2027		200,000	222,250
Altice France SA:
144A, 5.5%, 1/15/2028		200,000	202,500
144A, 7.375%, 5/1/2026		710,000	744,009
144A, 8.125%, 2/1/2027		200,000	218,000
Avaya, Inc., 144A, 6.125%, 9/15/2028		130,000	132,548
CCO Holdings LLC:
144A, 4.25%, 2/1/2031		125,000	129,558
144A, 4.75%, 3/1/2030		140,000	148,225
144A, 5.0%, 2/1/2028		150,000	157,500
144A, 5.125%, 5/1/2027		125,000	131,528
144A, 5.875%, 5/1/2027		200,000	209,980
CenturyLink, Inc.:
5.625%, 4/1/2025		50,000	53,418
Series W, 6.75%, 12/1/2023		45,000	49,331
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		320,000	307,280
9.25%, 2/15/2024		217,000	210,360
CommScope, Inc.:
144A, 5.5%, 3/1/2024		130,000	133,584
144A, 7.125%, 7/1/2028		75,000	77,063
144A, 8.25%, 3/1/2027		130,000	135,200
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028 (b)		85,000	86,700
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		200,000	203,850
144A, 4.625%, 12/1/2030		300,000	302,250
144A, 5.5%, 4/15/2027		345,000	363,147
144A, 5.75%, 1/15/2030		200,000	212,500
144A, 6.5%, 2/1/2029		200,000	221,750
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026		90,000	63,675
DISH DBS Corp.:
5.875%, 11/15/2024		96,000	98,448
7.375%, 7/1/2028		50,000	51,500
7.75%, 7/1/2026		90,000	98,942
Frontier Communications Corp., 144A, 8.0%, 4/1/2027		240,000	239,171
Lamar Media Corp., 144A, 4.875%, 1/15/2029		80,000	83,200
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		210,000	219,450
Level 3 Financing, Inc., 144A, 4.625%, 9/15/2027		239,000	245,572
Netflix, Inc.:
4.625%, 5/15/2029	EUR	230,000	311,461
5.875%, 11/15/2028		71,000	84,718
Outfront Media Capital LLC, 144A, 5.0%, 8/15/2027		140,000	136,500
QualityTech LP, 144A, 3.875%, 10/1/2028 (b)		140,000	140,924
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		55,000	54,988
144A, 6.5%, 9/15/2028		210,000	215,200
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		200,000	208,576
Sprint Capital Corp., 6.875%, 11/15/2028		395,000	493,750
Sprint Corp.:
7.125%, 6/15/2024		165,000	189,851
7.625%, 3/1/2026		230,000	277,929
T-Mobile U.S.A., Inc., 4.75%, 2/1/2028		215,000	229,994
Telecom Italia Capital SA, 6.375%, 11/15/2033		155,000	184,450
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		25,000	25,680
144A, 7.5%, 5/15/2025		120,000	127,871
144A, 7.5%, 9/15/2027		50,000	53,500
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		135,000	132,300
144A, 5.625%, 4/15/2027		120,000	123,450
144A, 6.5%, 7/15/2028		105,000	105,152
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		215,000	224,137
144A, 5.5%, 5/15/2029		345,000	370,340
Vodafone Group PLC, 7.0%, 4/4/2079		185,000	219,525
Windstream Escrow LLC, 144A, 7.75%, 8/15/2028		90,000	88,425
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	370,000	411,830
Ziggo BV, 144A, 4.875%, 1/15/2030		290,000	300,150
			10,955,035
Consumer Discretionary 17.8%
Adient U.S. LLC, 144A, 9.0%, 4/15/2025		30,000	33,075
Ahern Rentals, Inc., 144A, 7.375%, 5/15/2023		35,000	18,550
Asbury Automotive Group, Inc.:
144A, 4.5%, 3/1/2028		25,000	25,156
144A, 4.75%, 3/1/2030		25,000	25,188
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		35,000	35,438
Boyd Gaming Corp.:
4.75%, 12/1/2027		60,000	58,875
6.375%, 4/1/2026		100,000	104,119
144A, 8.625%, 6/1/2025		120,000	131,554
Caesars Entertainment, Inc.:
144A, 6.25%, 7/1/2025		270,000	282,216
144A, 8.125%, 7/1/2027		55,000	58,300
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		20,000	20,625
Carnival Corp.:
144A, 9.875%, 8/1/2027		130,000	137,747
144A, 10.5%, 2/1/2026		80,000	88,600
144A, 11.5%, 4/1/2023		145,000	162,494
Carvana Co., 144A, 5.625%, 10/1/2025 (b)		150,000	147,937
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	117,392
REG S, 4.375%, 5/15/2026	EUR	200,000	234,783
144A, 6.25%, 5/15/2026		55,000	57,670
144A, 6.75%, 5/15/2025		80,000	84,200
144A, 8.5%, 5/15/2027		55,000	56,788
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		80,000	81,800
144A, 6.5%, 6/1/2026		110,000	114,675
Dana, Inc.:
5.375%, 11/15/2027		55,000	56,375
5.625%, 6/15/2028		25,000	25,828
Ford Motor Co.:
5.291%, 12/8/2046		60,000	56,288
8.5%, 4/21/2023		90,000	98,100
9.0%, 4/22/2025		285,000	326,755
9.625%, 4/22/2030		85,000	109,756
Ford Motor Credit Co. LLC:
1.514%, 2/17/2023	EUR	110,000	122,291
3.219%, 1/9/2022		200,000	199,740
4.14%, 2/15/2023		200,000	201,244
5.113%, 5/3/2029		200,000	205,000
5.125%, 6/16/2025		230,000	237,187
Group 1 Automotive, Inc., 144A, 4.0%, 8/15/2028		100,000	98,250
Hilton Domestic Operating Co., Inc.:
4.875%, 1/15/2030		139,000	143,170
144A, 5.375%, 5/1/2025		30,000	31,329
IAA, Inc., 144A, 5.5%, 6/15/2027		75,000	78,094
IRB Holding Corp, 144A, 7.0%, 6/15/2025		50,000	53,313
L Brands, Inc.:
5.625%, 2/15/2022		55,000	57,255
6.625%, 4/1/2021		50,000	51,375
144A, 6.625%, 10/1/2030		70,000	71,225
144A, 6.875%, 7/1/2025		110,000	118,800
6.875%, 11/1/2035		80,000	78,824
144A, 9.375%, 7/1/2025		60,000	68,850
Lennar Corp., 5.0%, 6/15/2027		50,000	56,500
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		140,000	144,550
M/I Homes, Inc., 4.95%, 2/1/2028		130,000	133,900
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/2025		150,000	154,500
Mattel, Inc., 144A, 6.75%, 12/31/2025		145,000	152,975
Meritor, Inc.:
6.25%, 2/15/2024		75,000	76,500
144A, 6.25%, 6/1/2025		40,000	41,800
NCL Corp., Ltd., 144A, 3.625%, 12/15/2024		200,000	140,000
Newell Brands, Inc., 4.7%, 4/1/2026		440,000	468,600
Penske Automotive Group, Inc., 3.5%, 9/1/2025		80,000	79,674
PetSmart, Inc., 144A, 7.125%, 3/15/2023		103,000	103,901
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		120,000	129,257
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		60,000	61,950
PulteGroup, Inc., 6.375%, 5/15/2033		100,000	125,750
Royal Caribbean Cruises Ltd.:
144A, 10.875%, 6/1/2023		50,000	55,937
144A, 11.5%, 6/1/2025		50,000	58,003
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025		100,000	103,896
Sonic Automotive, Inc., 6.125%, 3/15/2027		55,000	56,788
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		30,000	31,125
Staples, Inc., 144A, 7.5%, 4/15/2026		210,000	194,074
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		105,000	111,562
Suburban Propane Partners LP, 5.75%, 3/1/2025		105,000	106,837
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030		145,000	154,425
144A, 5.75%, 1/15/2028		170,000	184,875
TRI Pointe Group, Inc.:
5.25%, 6/1/2027		55,000	58,713
5.7%, 6/15/2028		80,000	87,600
United Rentals North America, Inc.:
4.625%, 10/15/2025		200,000	204,500
5.25%, 1/15/2030		80,000	87,300
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		160,000	164,200
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		100,000	106,125
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		205,000	159,387
William Carter Co, 144A, 5.5%, 5/15/2025		60,000	62,850
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028		60,000	60,242
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		150,000	158,250

Wyndham Destinations, Inc.:
5.65%, 4/1/2024		105,000	106,575
6.35%, 10/1/2025		59,000	61,950
144A, 6.625%, 7/31/2026		20,000	20,952
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		50,000	48,500
Wynn Macau Ltd., 144A, 5.625%, 8/26/2028		200,000	194,000
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029		70,000	66,675
144A, 7.75%, 4/15/2025		20,000	21,182
Yum! Brands, Inc., 144A, 7.75%, 4/1/2025		15,000	16,636
			9,179,247
Consumer Staples 3.6%
Albertsons Companies, Inc., 144A, 5.875%, 2/15/2028		60,000	64,050
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		70,000	73,656
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		60,000	65,308
144A, 5.75%, 6/15/2025		210,000	216,468
144A, 6.5%, 4/15/2029		132,000	146,516
144A, 6.75%, 2/15/2028		235,000	255,544
Kraft Heinz Foods Co.:
144A, 4.25%, 3/1/2031		260,000	285,259
4.625%, 1/30/2029		70,000	77,933
Lamb Weston Holdings, Inc., 144A, 4.875%, 5/15/2028		30,000	32,400
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		50,000	50,938
144A, 5.875%, 9/30/2027		230,000	237,475
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		165,000	169,125
144A, 5.5%, 12/15/2029		110,000	117,700
TreeHouse Foods, Inc., 4.0%, 9/1/2028		60,000	60,683
			1,853,055
Energy 12.6%
Antero Midstream Partners LP:
5.375%, 9/15/2024		95,000	81,225
144A, 5.75%, 3/1/2027		80,000	66,200
144A, 5.75%, 1/15/2028		90,000	74,025
Apache Corp.:
4.625%, 11/15/2025		37,000	35,266
4.875%, 11/15/2027		55,000	51,975
Archrock Partners LP:
144A, 6.25%, 4/1/2028		160,000	150,800
144A, 6.875%, 4/1/2027		110,000	105,367
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		80,000	77,100
Cheniere Energy Partners LP:
4.5%, 10/1/2029		272,000	279,009
5.625%, 10/1/2026		80,000	83,200
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028		25,000	25,656
CNX Resources Corp., 144A, 7.25%, 3/14/2027		85,000	86,700
Comstock Resources, Inc., 9.75%, 8/15/2026		59,000	60,487
DCP Midstream Operating LP:
5.125%, 5/15/2029		80,000	78,800
5.375%, 7/15/2025		367,000	378,406
5.625%, 7/15/2027		50,000	51,150
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		155,000	153,837
144A, 5.75%, 1/30/2028		35,000	35,175
144A, 6.625%, 7/15/2025		35,000	35,963
EnLink Midstream Partners LP, 4.4%, 4/1/2024		80,000	72,000
EQM Midstream Partners LP:
5.5%, 7/15/2028		55,000	55,388
144A, 6.0%, 7/1/2025		140,000	144,375
144A, 6.5%, 7/1/2027		80,000	84,802
EQT Corp.:
7.875%, 2/1/2025 (c)		105,000	116,387
8.75%, 2/1/2030		135,000	159,300
Genesis Energy LP:
6.25%, 5/15/2026		55,000	45,799
6.5%, 10/1/2025		85,000	73,525
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		130,000	129,350
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		155,000	140,662
144A, 5.75%, 10/1/2025		60,000	54,300
144A, 6.25%, 11/1/2028		35,000	31,850
MEG Energy Corp., 144A, 6.5%, 1/15/2025		195,000	191,279
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		115,000	122,475
5.625%, 5/1/2027		65,000	69,063
NuStar Logistics LP:
5.75%, 10/1/2025		80,000	82,624
6.375%, 10/1/2030		55,000	57,063
Occidental Petroleum Corp.:
2.7%, 8/15/2022		179,000	167,252
2.7%, 2/15/2023		415,000	379,725
3.125%, 2/15/2022		35,000	33,081
5.55%, 3/15/2026		105,000	95,121
8.0%, 7/15/2025 (c)		175,000	176,090
8.5%, 7/15/2027		100,000	100,771
8.875%, 7/15/2030		75,000	77,250
Parkland Corp., 144A, 5.875%, 7/15/2027		80,000	84,100
Parsley Energy LLC, 144A, 4.125%, 2/15/2028		60,000	56,400
Rattler Midstream LP, 144A, 5.625%, 7/15/2025		75,000	75,562
Southwestern Energy Co.:
6.45%, 1/23/2025 (c)		140,000	135,625
7.75%, 10/1/2027		30,000	29,175
8.375%, 9/15/2028		50,000	49,131
Sunoco LP:
5.5%, 2/15/2026		65,000	64,919
5.875%, 3/15/2028		35,000	35,788
6.0%, 4/15/2027		52,000	53,430
Tallgrass Energy Partners LP, 144A, 7.5%, 10/1/2025		15,000	15,061
Targa Resources Partners LP:
144A, 4.875%, 2/1/2031		30,000	29,053
5.0%, 1/15/2028		215,000	209,625
144A, 5.5%, 3/1/2030		90,000	90,094
TerraForm Power Operating LLC:
144A, 4.75%, 1/15/2030		135,000	142,762
144A, 5.0%, 1/31/2028		100,000	109,467
USA Compression Partners LP:
6.875%, 4/1/2026		142,000	140,757
6.875%, 9/1/2027		100,000	99,162
Western Midstream Operating LP:
4.1%, 2/1/2025		80,000	76,200
5.05%, 2/1/2030		155,000	150,856
WPX Energy, Inc.:
4.5%, 1/15/2030		130,000	127,808
5.25%, 9/15/2024		145,000	151,132
			6,495,980
Financials 1.8%
AG Issuer LLC, 144A, 6.25%, 3/1/2028		95,000	94,525
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026		70,000	74,900
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		95,000	95,000
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		200,000	218,054
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027		30,000	30,300
Navient Corp., 6.5%, 6/15/2022		100,000	102,000
OneMain Finance Corp.:
5.375%, 11/15/2029		80,000	83,200
8.875%, 6/1/2025		50,000	55,375
Quicken Loans LLC, 144A, 3.625%, 3/1/2029		120,000	118,950
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025		30,000	30,300
			902,604
Health Care 8.8%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029 (b)		50,000	50,688
AdaptHealth LLC, 144A, 6.125%, 8/1/2028		80,000	82,816
Avantor Funding, Inc., 144A, 4.625%, 7/15/2028		25,000	25,938
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		195,000	214,256
144A, 9.25%, 4/1/2026		85,000	93,500
Bausch Health Companies, Inc.:
144A, 5.875%, 5/15/2023		5,000	4,975
144A, 6.125%, 4/15/2025		150,000	153,562
144A, 6.25%, 2/15/2029		130,000	133,713
144A, 7.0%, 1/15/2028		40,000	42,400
144A, 7.25%, 5/30/2029		20,000	21,550
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		125,000	130,000
Centene Corp.:
3.0%, 10/15/2030 (b)		295,000	300,959
3.375%, 2/15/2030		143,000	148,362
4.625%, 12/15/2029		475,000	512,363
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/2028		100,000	104,949
Community Health Systems, Inc.:
6.25%, 3/31/2023		525,000	513,187
144A, 8.125%, 6/30/2024 (c)		120,000	87,600
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/2028		35,000	35,138
Encompass Health Corp.:
4.5%, 2/1/2028		45,000	45,225
4.75%, 2/1/2030		37,000	37,538
HCA, Inc.:
5.625%, 9/1/2028		50,000	57,198
5.875%, 2/15/2026		90,000	100,800
5.875%, 2/1/2029		90,000	104,850
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027		85,000	87,971
IQVIA, Inc., 144A, 5.0%, 5/15/2027		220,000	230,685
LifePoint Health, Inc., 144A, 6.75%, 4/15/2025		135,000	142,087
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		100,000	102,050
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026		60,000	63,750
Select Medical Corp., 144A, 6.25%, 8/15/2026		125,000	130,000
Tenet Healthcare Corp.:
4.625%, 7/15/2024		50,000	50,250
144A, 4.625%, 6/15/2028		65,000	65,936
144A, 4.875%, 1/1/2026		190,000	193,450
144A, 5.125%, 11/1/2027		220,000	225,984
144A, 6.125%, 10/1/2028		85,000	82,663
144A, 7.5%, 4/1/2025		50,000	53,750
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	100,000	113,898
			4,544,041
Industrials 9.4%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		159,000	154,071
144A, 6.0%, 10/15/2022		143,000	132,632
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		30,000	31,163
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		100,000	100,985
Cimpress PLC, 144A, 7.0%, 6/15/2026		150,000	142,500
Clark Equipment Co., 144A, 5.875%, 6/1/2025		55,000	56,994
Colfax Corp., 144A, 6.375%, 2/15/2026		95,000	100,700
Covanta Holding Corp., 5.0%, 9/1/2030		70,000	70,651
Delta Air Lines, Inc.:
144A, 4.5%, 10/20/2025		80,000	82,148
144A, 4.75%, 10/20/2028		180,000	186,890
144A, 7.0%, 5/1/2025		120,000	131,763
Energizer Holdings, Inc.:
144A, 4.75%, 6/15/2028		60,000	62,094
144A, 6.375%, 7/15/2026		120,000	129,024
144A, 7.75%, 1/15/2027		105,000	114,712
EnerSys, 144A, 4.375%, 12/15/2027		90,000	91,800
Forterra Finance LLC, 144A, 6.5%, 7/15/2025		30,000	31,697
Fortress Transportation and Infrastructure Investors LLC, 144A, 9.75%, 8/1/2027		30,000	32,119
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025		80,000	80,442
144A, 4.25%, 6/1/2025		40,000	40,400
144A, 5.125%, 12/15/2026		50,000	51,630
Hillenbrand, Inc., 5.75%, 6/15/2025		160,000	170,600
Howmet Aerospace, Inc., 6.875%, 5/1/2025		140,000	154,700
Itron, Inc., 144A, 5.0%, 1/15/2026		140,000	143,500
Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025		55,000	56,650
144A, 5.0%, 6/15/2028		45,000	46,969
Masonite International Corp., 144A, 5.375%, 2/1/2028		74,000	78,916
MasTec, Inc., 144A, 4.5%, 8/15/2028		60,000	60,600
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		130,000	135,362
Moog, Inc., 144A, 4.25%, 12/15/2027		160,000	163,608
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028		165,000	170,659
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		70,000	67,147
144A, 5.75%, 4/15/2026		135,000	144,366
144A, 6.25%, 1/15/2028		145,000	146,812
Sensata Technologies, Inc., 144A, 3.75%, 2/15/2031		50,000	49,687
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	144,150
Spirit AeroSystems, Inc., 144A, 7.5%, 4/15/2025		50,000	50,687
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		160,000	169,523
Summit Materials LLC, 144A, 5.25%, 1/15/2029		30,000	31,238
Tennant Co., 5.625%, 5/1/2025		30,000	31,134
TransDigm, Inc.:
5.5%, 11/15/2027		115,000	110,521
144A, 6.25%, 3/15/2026		335,000	349,839
144A, 8.0%, 12/15/2025		60,000	65,250
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		42,000	35,744
U.S. Concrete, Inc., 144A, 5.125%, 3/1/2029		30,000	30,075
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		200,000	207,853
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		40,000	43,572
144A, 7.25%, 6/15/2028		105,000	115,046
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025		65,000	69,460
			4,868,083
Information Technology 2.2%
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/2026		75,000	79,283
Booz Allen Hamilton, Inc., 144A, 3.875%, 9/1/2028		40,000	41,062
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		60,000	64,084
Camelot Finance SA, 144A, 4.5%, 11/1/2026		55,000	56,100
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		210,000	213,003
Microchip Technology, Inc., 144A, 4.25%, 9/1/2025		140,000	145,258
MTS Systems Corp., 144A, 5.75%, 8/15/2027		32,000	31,510
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		20,000	20,200
144A, 8.25%, 2/1/2028		30,000	31,425
Science Applications International Corp., 144A, 4.875%, 4/1/2028		30,000	30,459
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		85,000	90,331
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		155,000	158,100
Xerox Holdings Corp.:
144A, 5.0%, 8/15/2025		120,000	118,592
144A, 5.5%, 8/15/2028		80,000	78,818
			1,158,225
Materials 11.1%
Arconic Corp., 144A, 6.125%, 2/15/2028		150,000	154,031
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		175,000	178,281
Berry Global, Inc.:
144A, 4.875%, 7/15/2026		105,000	110,250
144A, 5.625%, 7/15/2027		15,000	15,750
Cascades, Inc.:
144A, 5.125%, 1/15/2026		10,000	10,450
144A, 5.375%, 1/15/2028		45,000	47,306
CF Industries, Inc., 5.15%, 3/15/2034		55,000	64,900
Chemours Co.:
5.375%, 5/15/2027		95,000	94,050
7.0%, 5/15/2025 (c)		80,000	81,000
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		80,000	80,200
144A, 5.375%, 2/1/2025		110,000	115,292
Cleveland-Cliffs, Inc., 144A, 6.75%, 3/15/2026		20,000	20,350
Constellium SE:
144A, 5.75%, 5/15/2024		250,000	254,375
144A, 6.625%, 3/1/2025		250,000	255,781
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		50,000	49,063
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		245,000	234,894
144A, 6.875%, 3/1/2026		200,000	192,750
144A, 6.875%, 10/15/2027 (b)		300,000	289,125
144A, 7.5%, 4/1/2025		200,000	197,822
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		270,000	273,375
4.25%, 3/1/2030		150,000	153,750
4.375%, 8/1/2028		90,000	93,056
4.625%, 8/1/2030		90,000	94,631
5.0%, 9/1/2027		105,000	109,678
5.4%, 11/14/2034		70,000	77,438
Hudbay Minerals, Inc.:
144A, 6.125%, 4/1/2029		100,000	99,000
144A, 7.25%, 1/15/2023		95,000	96,786
144A, 7.625%, 1/15/2025		220,000	223,850
Illuminate Buyer LLC, 144A, 9.0%, 7/1/2028		20,000	21,500
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		70,000	65,275
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		100,000	105,500
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025		105,000	98,831
Mercer International, Inc., 7.375%, 1/15/2025		175,000	177,187
Methanex Corp., 5.125%, 10/15/2027		180,000	179,100
Nouryon Holding BV, 144A, 8.0%, 10/1/2026		150,000	158,772
Novelis Corp.:
144A, 4.75%, 1/30/2030		375,000	368,332
144A, 5.875%, 9/30/2026		230,000	236,325
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		157,000	158,962
144A, 7.0%, 7/15/2024		28,000	28,504
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		266,000	262,010
Tronox, Inc.:
144A, 6.5%, 5/1/2025		30,000	31,275
144A, 6.5%, 4/15/2026		192,000	192,000
			5,750,807
Real Estate 4.4%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		120,000	124,578
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		60,000	61,050
144A, (REIT), 5.0%, 7/15/2028		75,000	76,874
144A, (REIT), 5.25%, 7/15/2030		100,000	104,250
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		100,000	93,312
(REIT), 4.75%, 10/1/2024		170,000	164,475
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 4.625%, 6/15/2025		233,000	237,660
(REIT), 5.75%, 2/1/2027		310,000	334,025
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		140,000	145,666
Park Intermediate Holdings LLC:
144A, (REIT), 5.875%, 10/1/2028		60,000	59,850
144A, (REIT), 7.5%, 6/1/2025		120,000	127,776
Realogy Group LLC, 144A, 7.625%, 6/15/2025		185,000	193,787
Service Properties Trust, (REIT), 7.5%, 9/15/2025		160,000	170,032
Uniti Group LP:
144A, (REIT), 6.0%, 4/15/2023		60,000	60,338
144A, (REIT), 7.875%, 2/15/2025		110,000	116,568
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025		10,000	9,900
144A, (REIT), 3.75%, 2/15/2027		30,000	29,498
144A, (REIT), 4.125%, 8/15/2030		155,000	152,481
144A, (REIT), 4.625%, 12/1/2029		16,000	16,280
			2,278,400
Utilities 5.1%
AmeriGas Partners LP:
5.5%, 5/20/2025		205,000	220,129
5.75%, 5/20/2027		110,000	120,450
Calpine Corp.:
144A, 4.5%, 2/15/2028		155,000	158,742
144A, 4.625%, 2/1/2029		30,000	29,944
144A, 5.0%, 2/1/2031		45,000	45,869
144A, 5.25%, 6/1/2026		260,000	270,109
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		165,000	170,362
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		210,000	218,967
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		157,000	170,737
5.75%, 1/15/2028		200,000	215,750
7.25%, 5/15/2026		75,000	79,820
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		90,000	93,375
PG&E Corp., 5.0%, 7/1/2028		125,000	121,250
Pike Corp., 144A, 5.5%, 9/1/2028		30,000	30,186
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027		190,000	189,358
144A, 7.625%, 6/1/2028		60,000	60,000
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027		220,000	230,560
144A, 5.5%, 9/1/2026		150,000	156,562
144A, 5.625%, 2/15/2027		55,000	58,036
			2,640,206
Total Corporate Bonds (Cost $49,387,268)			50,625,683
Loan Participations and Assignments 0.5%
Senior Loans **
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 3-month USD-LIBOR + 4.250%, 5.0%, 4/29/2024		178,159	170,396
Flex Acquisition Company, Inc., Frist Lien Term Loan, 3-month USD-LIBOR + 3.000%, 4.0%, 12/29/2023		81,882	80,271
Total Loan Participations and Assignments (Cost $248,706)			250,667
Convertible Bonds 0.1%
Consumer Discretionary
Royal Caribbean Cruises Ltd., 144A, 4.25%, 6/15/2023 (Cost $60,000)		60,000	70,016
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		287	870
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $244,286)		1,100	38,560
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (e) (f) (Cost $546,708)		546,708	546,708
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.09% (e) (Cost $977,695)		977,695	977,695
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,464,663)		101.6	52,510,199
Other Assets and Liabilities, Net		(1.6)	(831,173)
Net Assets		100.0	51,679,026

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (e) (f)
361,289	185,419 (g)	—	—	—	1,601	—	546,708	546,708
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.09% (e)
2,187,480	21,337,176	22,546,961	—	—	6,693	—	977,695	977,695
2,548,769	21,522,595	22,546,961	—	—	8,294	—	1,524,403	1,524,403

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued, delayed delivery or forward commitment securities included.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $528,786, which is 1.0% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of September 30, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	141,580	EUR	121,388	10/30/2020	833	BNP Paribas SA
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,265,088	USD	1,474,283	10/30/2020	(9,918)	State Street Bank and Trust

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$50,625,683	$—	$50,625,683
Loan Participations and Assignments	—	250,667	—	250,667
Convertible Bonds	—	70,016	—	70,016
Common Stocks	870	—	—	870
Warrants	—	—	38,560	38,560
Short-Term Investments (h)	1,524,403	—	—	1,524,403
Derivatives (i)
Forward Foreign Currency Contracts	—	833	—	833
Total	$1,525,273	$50,947,199	$38,560	$52,511,032
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(9,918)	$—	$(9,918)
Total	$—	$(9,918)	$—	$(9,918)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (9,085)